Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2023
Transactions and Balances with Related Parties [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
NOTE 24:-	TRANSACTIONS AND BALANCES WITH RELATED PARTIES

a.	Balances with related parties:

	December 31, 2023		December 31, 2022
	Key management personnel	Other related parties	Key management personnel	Other related parties
Current assets	$-	$121	$-	$-
Non-current assets	$-	$108	$-	$-
Current liabilities	$95	$-	$70	$55

b.	Transactions with related parties (not including amounts described in Note 24c):

	Year ended December 31,
	2023	2022	2021
Research and development expenses	$40	$208	$-
Sale of minority interest in subsidiary	$2,985	$-	$-

c.	Benefits to key management personnel (including directors):

	Year ended December 31,
	2023	2022	2021
Short-term benefits	$1,204	$1,940	$962

Management fees (see also note 25a)	$220	$-	$-

Cost of share-based payment	$84	$779	$43

d.

On February 23, 2023, the Company entered into an agreement with Jeffs’ Brands and Jeffs’ Brands Holdings Inc. (“NewCo Inc.”), a newly-formed wholly owned subsidiary of Jeffs’ Brands. Mr. Oz Adler, our Chief Executive Officer and Chief Financial Officer, is the chairman of the board of directors of Jeffs’ Brands (see also note 25a).

e.

On March 7, 2022, we entered into the Cooperation Agreement with Clearmind, a company in which Dr. Adi Zuloff-Shani, our Chief Technologies Officer, Mr. Weiss, our President, and Mr. Adler, our Chief Executive Officer and Chief Financial Officer serve as officers and directors (the “Cooperation Agreement”).

During the years ended December 31, 2023 and 2022, the Company recognized expenses in respect of the Cooperation Agreement in the amount of $40 and $208, respectively.

On November 17, 2022, we invested $1.5 million in Clearmind in connection with its initial public offering on the Nasdaq Capital Market, in exchange for 7,692 common shares of Clearmind, representing 9.33% of the outstanding share capital of Clearmind (see also note 8).

f.	Mr. Amitai Weiss, our chairman of the board of directors, is the chairman of the board of directors of AutoMax (see Note 8b).